Business Acquisitions (Details) - Schedule of purchase price - Acquisition of Wujie Space [Member] ¥ in Thousands	Jun. 30, 2018 CNY (¥)
Business Acquisition [Line Items]
Share consideration	¥ 421,839
6.49% equity interest in Wujie Fair value:	29,273
Carrying amount	9,000
Remeasurement gain upon step acquisition	20,273
Total purchase consideration	¥ 451,112